Equity Compensation	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Equity Compensation
9.	EQUITY COMPENSATION

Equity Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time, at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are: (1) granted incentive stock options exercisable to purchase common shares (“Stock Options”); (2) awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into common shares upon vesting; and (3) for independent directors, awarded deferred share units (“DSUs”) which the directors are entitled to redeem for common shares upon retirement or termination from the Board.  During the year ended December 31, 2020, the Company amended the Plan from a “rolling 10% plan” to a “fixed plan” pursuant to which the aggregate number of common shares to be issued shall not exceed 16% of the Company’s issued and outstanding common shares as of April 1, 2020 of 14,400,737 shares. The exercise price of each stock option is based on the fair market price of the Company’s common shares at the time of the grant. The options can be granted for a maximum term of five years.

Restricted Share Units (in thousands)

During the year ended December 31, 2020, the Company granted 810 (2019 – 955) RSUs to its executive officers, consultants and employees. The total estimated fair value of the RSUs was $2,247 (2019 - $4,613) based on the market value of the Company’s shares on the grant date. As at December 31, 2020, there was $667 (2019 - $1,525) of total unrecognized compensation cost relating to unvested RSUs. During the year ended December 31, 2020, stock-based compensation expense related to RSUs of $4,669 was charged to operating expenses (2019 - $2,252) out of which $1,658 was included in payables pending issuance of the RSUs.

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000’s)
Balance, RSUs outstanding as at December 31, 2018	1,668
Converted into common shares	(206)
Granted	955
Forfeited	(20)
Cancelled	(9)
Balance, RSUs outstanding as at December 31, 2019	2,388
Converted into Common shares	(886)
Granted	810
Forfeited	(22)
Balance, RSUs outstanding as December 31, 2020	2,290
9.	EQUITY COMPENSATION (continued)

Deferred Share Units (in thousands)

During the year ended December 31, 2020, the Company granted 121 DSUs (2019 – 135) with the total estimated fair value of $468 (2019 – $458) to the Company’s independent directors in lieu of cash payments of directors’ fees.

Number of DSUs (in 000’s)
Balance, DSUs outstanding as at December 31, 2018	128
Granted	135
Converted into common shares	(35)
Balance, DSUs outstanding as at December 31, 2019	228
Granted	121
Converted into common shares	(131)
Balance, DSUs outstanding as at December 31, 2020	218

Stock Options (in thousands)

No stock options were granted by the Company during the year ended December 31, 2020 (2019 – Nil). Stock options outstanding and exercisable as at December 31, 2020 are as follows:

Range of Exercise Prices CDN$	Number outstanding and exercisable as at December 31, 2020 (in 000’s)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price CDN$
$1.50-$2.35	476	0.2	2.35
$4.55 - $5.00	649	1.3	4.90
$8.05 - $11.07	1,178	1.7	8.18
	2,303	1.3	6.05

A summary of changes to stock options outstanding is as follows:

	Number of Options (in 000’s)	Weighted Average Exercise Price, (CDN$)
Balance, stock options outstanding as at December 31, 2018	5,152	5.02
Exercised	(1,203)	(2.60)
Expired	(218)	(6.41)
Balance, stock options outstanding as at December 31, 2019	3,731	5.94
Exercised	(1,233)	(5.19)
Expired	(195)	(8.99)
Balance, stock options outstanding as at December 31, 2020	2,303	6.05

Weighted average share price at the time of exercise of options during the year ended December 31, 2020, was CAD$12.57 (2019 – CAD$4.73)

9.	EQUITY COMPENSATION (continued)

During the year ended December 31, 2020, equity compensation expense related to stock options of $Nil (2019 - $239) was charged to operations.

Performance Share Units (“PSUs”) (in thousands)

No PSUs were granted by the Company during the year ended December 31, 2020 (2019 – 323). As at December 31, 2020, there was $1,613 (2019 - $3,398) of total unrecognized compensation cost relating to unvested PSUs.

During the year ended December 31, 2020, equity compensation expense related to PSUs of $1,957 was charged to operating expenses (2019 - $1,628).

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000’s)
Balance, PSUs outstanding as at December 31, 2018	699
Forfeited	(12)
Granted	323
Balance, PSUs outstanding as at December 31, 2019	1010
Cancelled	(11)
Balance, PSUs outstanding as at December 31, 2020	999